General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
General and Administrative Expenses [Abstract]
General and Administrative Expenses
6. General and administrative expenses
in USD	2017	2016

Audit fees	50,000	225,000
Registration and listing fees	10,000	88,364
Legal fees	383,574	-
Other fees	34,153	7,937
Other expenses	846,361	76,066
Total general and administrative expenses	1,324,088	397,367

Legal fees mainly relate to fees incurred in relation to the incorporation of Maritime Partner BVBA and Hamburg Maritime NV and fees for the legal work done in relation to the Tender Offer (see also Note 2).
Other expenses include $119,516 (2016: $15,000) of expenses charged by Belgische Scheepvaartmaatschappij - Compagnie Maritime Belge ("CMB"), the Sponsor's ultimate parent, under the Administrative Services Agreement (see also Note 11) and an amount of $393,537 (2016: $49,694) of Directors and Officers Liability Insurance (D&O) and Securities Offering Liability Insurance.
Prepaid expenses amounting to $180,582 (2016: $0) mainly consist of deferred charges related to the Directors and Officers Liability Insurance and Securities Offering Liability Insurance.